Financial instruments - Disclosure of detailed information about currency risk (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 7,000,824	$ 13,972,659	$ 15,030,988	$ 489,215
Amounts receivable	200,342	338,715
Accounts payable and accrued liabilities	(906,651)	(1,418,049)
Currency risk [Member] | Denominated in U.S. dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	69,402	27,752
Amounts receivable	0	1,851
Accounts payable and accrued liabilities	(5,504)	0
Net exposure	63,898	29,603
Currency risk [Member] | Canadian Dollar equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 79,847	$ 37,226